Note 22 - Share Capital (Details Textual) - CAD ($) $ in Thousands		12 Months Ended
	Oct. 04, 2024	Dec. 31, 2024	Dec. 31, 2023
Statement Line Items [Line Items]
Adjustments to income tax expense, percentage	75.00%	75.00%
Adjustments to income tax expense, term (Year)		10 years
Tax Incentive Reserve		$ 3,440	$ 0